UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2025

AQE Core ETF

ITEM 1.(a).  Reports to Stockholders.

AQE Core ETF Tailored Shareholder Report

Annual Shareholder Report December 31, 2025 AQE Core ETF ticker: AQEC (Listed on the Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the AQE Core ETF for the period of November 18, 2025 (inception) to December 31, 2025. You can find additional information about the Fund at www.arlingtonassetmanagement.com. You can also contact us at (888) 688-4045.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AQE Core ETF	$6¹	0.49%²
¹	Costs are for the period of November 18, 2025, to December 31, 2025. Costs for a full annual period would be higher.
²	Annualized.

Sector Breakdown

Common Stocks:

Health Care
17.83%
Consumer Staples
14.84%
Communication Services
14.58%
Industrials
13.19%
Information Technology
12.75%
Financials
11.87%
Consumer Discretionary
6.01%
Real Estate
1.25%
Materials
1.06%

Exchange Traded Funds:

Top Ten Holdings
Alphabet, Inc. Class A	3.45%
Apple, Inc.	2.91%
Microsoft Corp.	2.74%
Schwab US Large-Cap ETF	2.67%
Johnson & Johnson	2.33%
RTX Corp.	2.07%
Berkshire Hathaway Class B	2.06%
CH Robinson Worldwide, Inc.	1.89%
Electronic Arts, Inc.	1.86%
Estee Lauder Cos. Class A	1.84%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.arlingtonassetmanagement.com.

Key Fund Statistics

(as of December 31, 2025)

Fund Net Assets	$605,248,456
Number of Holdings	90
Total Net Advisory Fee	$356,281
Portfolio Turnover Rate	22.00%

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $15,400 for 2025 and $0 for 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2025 and $0 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2025 and $0 for 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)         NA

(c)         0%

(d)         NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)	Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

AQE Core ETF

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Period Ended December 31, 2025*

*The Fund commenced operations on November 18, 2025.

AQE CORE ETF

Schedule of InvestmentsDecember 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

		Shares	Value
93.38%	COMMON STOCKS

14.58%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	66,804	$20,909,652
	Electronic Arts, Inc.	55,003	11,238,763
	Fox Corp. Class B	148,405	9,635,937
	Live Nation Entertainment(A)	40,908	5,829,390
	News Corp. Class A	228,457	5,967,297
	Nintendo Co. Ltd.	209,449	3,531,310
	TKO Group Holdings, Inc.	41,404	8,653,436
	Universal Music Group NV	478,285	6,236,836
	The Walt Disney Co.	71,484	8,132,735
	Warner Music Group Corp.	264,736	8,119,453
			88,254,809

6.01%	CONSUMER DISCRETIONARY
	Airbnb, Inc.(A)	46,588	6,322,923
	Amazon.com, Inc.(A)	20,889	4,821,599
	Booking Holdings, Inc.	1,163	6,228,249
	eBay, Inc.	71,707	6,245,680
	Home Depot, Inc.	16,969	5,839,033
	NIKE, Inc.	46,852	2,984,941
	Starbucks Corp.	46,667	3,929,828
			36,372,253

14.84%	CONSUMER STAPLES
	British American Tobacco plc	164,252	9,299,948
	The Coca-Cola Co.	91,087	6,367,892
	Diageo plc	67,160	5,793,893
	Estee Lauder Cos. Class A	106,349	11,136,867
	Kenvue, Inc.	294,195	5,074,864
	L’Oreal SA	70,160	6,009,204
	The Magnum Ice Cream Co. NV(A)	26,685	422,957
	Nestle SA	6,115	604,040
	PepsiCo, Inc.	40,060	5,749,411
	Philip Morris International, Inc.	39,328	6,308,211
	The Procter & Gamble Co.	42,053	6,026,615
	Reckitt Benckiser Group plc	566,522	9,188,987
	Unilever plc	128,825	8,425,177
	Walmart, Inc.	84,442	9,407,683
			89,815,749

AQE CORE ETF

Schedule of Investments - continuedDecember 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

		Shares	Value
11.87%	FINANCIALS
	Aon plc	17,791	$6,278,088
	Arthur J Gallagher & Co.	24,399	6,314,217
	Berkshire Hathaway Class B(A)	24,769	12,450,138
	Berkshire Hathaway, Inc.(A)	4	3,019,200
	CME Group, Inc.	22,302	6,090,230
	Intercontinental Exchange	37,181	6,021,835
	JPMorgan Chase & Co.	16,694	5,379,141
	MSCI, Inc.	11,020	6,322,505
	Ryan Specialty Holdings, Inc.	105,231	5,433,077
	S&P 500 Global, Inc.	12,223	6,387,618
	Visa, Inc. Class A	23,221	8,143,837
			71,839,886

17.83%	HEALTH CARE
	Abbott Laboratories	50,702	6,352,454
	Abbvie, Inc.	6,927	1,582,750
	Becton Dickinson & Co.	22,362	4,339,793
	Bristol-Myers Squibb Co.	124,845	6,734,139
	GSK plc	212,831	10,437,232
	Haleon plc	631,110	6,380,522
	Johnson & Johnson	68,005	14,073,635
	McKesson Corp.	1,029	844,078
	Medtronic plc	67,535	6,487,412
	Novartis AG	66,618	9,184,624
	Novo Nordisk A/S	205,199	10,440,525
	Roche Holding AG	198,333	10,228,033
	Solventum Corp.(A)	72,928	5,778,815
	Thermo Fisher Scientific, Inc.	14,962	8,669,731
	Zoetis, Inc.	50,413	6,342,964
			107,876,707

13.19%	INDUSTRIALS
	Automatic Data Processing, Inc.	23,986	6,169,919
	CH Robinson Worldwide, Inc.	71,266	11,456,722
	General Dynamics Corp.	31,929	10,749,217
	Honeywell International	3,727	727,100
	Otis Worldwide Corp.	68,287	5,964,870
	RB Global, Inc.	41,546	4,273,837
	RELX plc	147,921	5,978,967
	Rentokil Initial plc	338,077	9,959,748
	RTX Corp.	68,367	12,538,508

AQE CORE ETF

Schedule of Investments - continuedDecember 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

		Shares	Value
	TransUnion	70,986	$6,087,050
	Wolters Kluwer NV	57,391	5,943,412
			79,849,350

12.75%	INFORMATION TECHNOLOGY
	Accenture plc Class A	22,606	6,065,190
	Adobe, Inc.(A)	5,666	1,983,043
	Apple, Inc.	64,815	17,620,606
	ASML Holding NV	2,869	3,069,428
	Gartner Group, Inc.(A)	25,280	6,377,638
	Microsoft Corp.	34,326	16,600,740
	Nvidia Corp.	30,526	5,693,099
	Oracle Corp.	40,496	7,893,075
	Roper Technologies, Inc.	12,967	5,772,001
	SAP SE	25,121	6,102,142
			77,176,962

1.06%	MATERIALS
	Corteva, Inc.	95,506	6,401,767

1.25%	REAL ESTATE
	Zillow Group, Inc.(A)	111,234	7,588,384

93.38%	TOTAL COMMON STOCKS		565,175,867
	(Cost: $418,359,395)

5.78%	EXCHANGE TRADED FUNDS

0.99%	LARGE BLEND
	Invesco S&P 500® Equal Weight ETF	1,259	241,174
	iShares Core S&P 500 ETF	3,957	2,710,308
	iShares MSCI USA Quality Factor ETF	1,525	302,896
	Vanguard Dividend Appreciation ETF	1,372	301,538
	Vanguard S&P 500 ETF	2,675	1,677,573
	Vanguard Total Stock Market ETF	2,172	728,206
			5,961,695

4.50%	LARGE CAP
	Schwab US Large-Cap ETF	600,853	16,168,954
	SPDR S&P 500 ETF Trust	16,222	11,062,106
			27,231,060

AQE CORE ETF

Schedule of Investments - continuedDecember 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

		Shares	Value
0.29%	LARGE VALUE
	Vanguard High Dividend Yield ETF	12,266	$1,760,416

5.78%	TOTAL EXCHANGE TRADED FUNDS		34,953,171
	(Cost: $18,199,730)

0.82%	MONEY MARKET FUND
	First American Treasury Obligations Fund - Institutional Class 3.680%(B)	4,980,121	4,980,121
	(Cost: $4,980,121)

99.98%	TOTAL INVESTMENTS		605,109,159
	(Cost: $441,539,246)
0.02%	Other assets, net of liabilities		139,297
100.00%	NET ASSETS		$605,248,456

(A)Non-income producing.

(B)Effective 7 day yield as of December 31, 2025.

AQE CORE ETF

Statement of Assets and LiabilitiesDecember 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

ASSETS
Investments at value(1) (Note 1)	$605,109,159
Dividends, interest and reclaims receivable	392,489
TOTAL ASSETS	605,501,648

LIABILITIES
Accrued advisory fees	253,192
TOTAL LIABILITIES	253,192
NET ASSETS	$605,248,456

Net Assets Consist of:
Paid-in capital	$442,153,942
Distributable earnings (accumulated deficits)	163,094,514
Net Assets	$605,248,456

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	23,414,521
Net Asset Value and Offering Price Per Share	$25.85

(1) Identified cost of:	$441,539,246

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

AQE CORE ETF

Statement of OperationsPeriod Ended December 31, 2025*

INVESTMENT INCOME
Dividends (net of foreign tax witheld of $2,698)	$1,102,750
Interest	10,832
Total investment income	1,113,582

EXPENSES
Investment advisory fees (Note 2)	356,281
Total expenses	356,281

Net investment income (loss)	757,301

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	96,392,489
Net change in unrealized appreciation (depreciation) of investments	(77,136,272)
Net realized and unrealized appreciation (depreciation) on investments	19,256,217

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$20,013,518

*The Fund commenced operations on November 18, 2025.

(1)Includes realized gains (losses) as a result of in-kind transactions (Note 3).

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

AQE CORE ETF

Statement of Changes in Net AssetsPeriod Ended December 31, 2025*

INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$757,301
Net realized gain (loss) on investments	96,392,489
Net change in unrealized appreciation (depreciation) of investments	(77,136,272)
Increase (decrease) in net assets from operations	19,256,217

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(756,182)
Decrease in net assets from distributions	(756,182)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	165,969,220
Shares sold in connection with in-kind contribution (Note 3)	584,867,704
Shares redeemed	(164,845,804)
Increase (decrease) in net assets from capital stock transactions	585,991,120

NET ASSETS
Increase (decrease) during period	605,248,456
Beginning of period	—
End of period	$605,248,456

*The Fund commenced operations on November 18, 2025.

AQE CORE ETF

Financial HighlightsSelected Per Share Data Throughout the Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

Period Ended December 31, 2025*
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	0.03
Net realized and unrealized gain (loss) on investments(2)	0.85
Total from investment activities	0.88
Distributions
Net investment income	(0.03)
Total distributions	(0.03)
Net asset value, end of period	$25.85

Total Return(3)	3.53%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.49%
Net investment income (loss)	1.04%
Portfolio turnover rate(5)	22.00%
Net assets, end of period (000’s)	$605,248

(1) Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3) Total return is for the period indicated and has not been annualized.

(4) Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

*The Fund commenced operations on November 18, 2025.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

AQE CORE ETF

Notes to Financial StatementsDecember 31, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AQE Core ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on November 18, 2025.

The Fund’s investment objective is to seek long-term capital appreciation.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by Arlington Partners, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s Chief Investment Officer is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the

FINANCIAL STATEMENTS | DECEMBER 31, 2025

AQE CORE ETF

Notes to Financial Statements - continuedDecember 31, 2025

valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Accounting standards establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

AQE CORE ETF

Notes to Financial Statements - continuedDecember 31, 2025

The following is a summary of the level of inputs used to value the Fund’s investments as of December 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$565,175,867	$—	$—	$565,175,867
Exchange Traded Funds	34,953,171	—	—	34,953,171
Money Market Fund	4,980,121	—	—	4,980,121
	$605,109,159	$—	$—	$605,109,159

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the period ended December 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net

FINANCIAL STATEMENTS | DECEMBER 31, 2025

AQE CORE ETF

Notes to Financial Statements - continuedDecember 31, 2025

investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. During the period ended December 31, 2025, such reclassifications were attributable primarily to the tax treatment of redemptions in-kind:

Distributable earnings	$(96,869,007)
Paid-in capital	96,869,007

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to U.S. Bank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee

FINANCIAL STATEMENTS | DECEMBER 31, 2025

AQE CORE ETF

Notes to Financial Statements - continuedDecember 31, 2025

(“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable business day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of December 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
AQE CORE ETF	10,000	$300	$258,500

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking are secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

AQE CORE ETF

Notes to Financial Statements - continuedDecember 31, 2025

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund. In addition, the Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.49%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

The Advisor has retained Vident Asset Management (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for handling the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

AQE CORE ETF

Notes to Financial Statements - continuedDecember 31, 2025

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the following annual rate: 0.04% on the first $250 million in assets, 0.03% on the next $250 million in assets, and 0.02% for all assets thereafter, subject to a minimum $35,000 per year.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund, subject to a minimum fee plus out-of-pocket expenses.

Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as the Fund’s Custodian pursuant to a Custody Agreement. For its services, U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays the fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of

FINANCIAL STATEMENTS | DECEMBER 31, 2025

AQE CORE ETF

Notes to Financial Statements - continuedDecember 31, 2025

the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Assistant Chief Compliance Officer is the Managing Member of Watermark, and the Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the period ended December 31, 2025 were as follows:

Purchases	Sales
$132,344,366	$132,009,312

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended December 31, 2025 were as follows:

Purchases	Sales	Realized Gains
$159,250,704	$163,580,821	$ 96,920,694

As part of the commencement of operations on November 18, 2025, the Fund received contributions in-kind from two private investment funds managed by the Advisor and certain client accounts managed by the Advisor’s trust company affiliate which consisted of $584,867,704 of securities which were recorded at their current value. As the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for book and tax purposes. The cost of the contributed securities as of November 18, 2025, was $344,161,519 resulting in net unrealized appreciation on investments of $240,707,231 as of that date. As a result of the in-kind contribution, the Fund issued 23,394,750 shares at a $25.00 per share net asset value. All fees and expenses incurred in conjunction with the transaction were paid by the Advisor.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

AQE CORE ETF

Notes to Financial Statements - continuedDecember 31, 2025

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The tax character of distributions paid during the period ended December 31, 2025 were as follows:

Distributions paid from:
Ordinary income	$756,182

As of December 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$11,258
Other accumulated losses	(32,064)
Net unrealized appreciation (depreciation) of investments	163,115,320
$163,094,514

As of December 31, 2025, the Fund had a capital loss carryforward of $32,064, all of which is considered short term. This loss may be carried forward indefinitely.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$441,993,839	$165,721,842	$(2,606,522)	$163,115,320

The difference between book basis and tax basis accumulated appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the Cboe BZX Exchange, Inc. and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is

FINANCIAL STATEMENTS | DECEMBER 31, 2025

AQE CORE ETF

Notes to Financial Statements - continuedDecember 31, 2025

called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period Ended December 31, 2025
Shares sold	29,814,521
Shares redeemed	(6,400,000)
Net increase (decrease)	23,414,521

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

AQE CORE ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of AQE Core ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AQE Core ETF (the “Fund”), a series of ETF Opportunities Trust, as of December 31, 2025, and the related statements of operations and changes in net assets and the financial highlights for the period November 18, 2025 (commencement of operations) through December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations, the changes in net assets and the financial highlights for the period November 18, 2025 through December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2025.

COHEN & COMPANY, LTD.
Cleveland, Ohio
March 2, 2026

FINANCIAL STATEMENTS | DECEMBER 31, 2025

AQE CORE ETF

Supplemental Information

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because Arlington Partners, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT APPROVAL

At a meeting held on September 23-24, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (“ETFOT”) considered the approval of the proposed Investment Advisory Agreement (the “Arlington Advisory Agreement”) between ETFOT and Arlington Partners, LLC (“Arlington”), and the Investment Sub-Advisory Agreement (the “AQE Sub-Advisory Agreement”) among ETFOT, Arlington, and Vident Advisory LLC (d/b/a Vident Asset Management, herein “Vident”) with respect to the AQE Core ETF (collectively, the Arlington Advisory Agreement and the AQE Sub-Advisory Agreement are referred to as the “AQE Advisory Agreements.”) The Board reflected on its discussions with the representatives from Arlington in the Meeting regarding the manner in which the AQE Core ETF is to be managed and the roles and responsibilities of Arlington and Vident under the AQE Advisory Agreements.

The Trustees reviewed a memorandum from Trust Counsel that addressed the Trustees’ duties when considering the approval of the AQE Advisory Agreements and the responses of Arlington and Vident to requests for information from Trust Counsel on behalf of the Board. Trust Counsel noted that the response included information on the personnel of and services to be provided by Arlington and Vident, an expense comparison analysis for the AQE Core ETF and comparable

FINANCIAL STATEMENTS | DECEMBER 31, 2025

AQE CORE ETF

Supplemental Information - continued

ETFs, and the AQE Advisory Agreements. Trust Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the AQE Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Arlington and Vident; (ii) the investment performance of Arlington and Vident; (iii) the costs of the services to be provided and profits to be realized by Arlington and Vident from the relationship with the AQE Core ETF; (iv) the extent to which economies of scale would be realized if the AQE Core ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of AQE Core ETF’s shareholders; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the AQE Advisory Agreements, including: (i) information regarding the services and support to be provided by Arlington and Vident to the AQE Core ETF and its shareholders; (ii) presentations by management of Arlington addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the AQE Core ETF; (iii) information pertaining to the compliance structure of Arlington and Vident; (iv) disclosure information contained in the AQE Core ETF’s registration statement and Arlington’s and Vident’s Forms ADV and/or their respective policies and procedures; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the AQE Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about Arlington and Vident, including financial information, personnel and the services to be provided by Arlington and Vident to the AQE Core ETF, each of Arlington’s and Vident’s compliance program, current legal matters, and other general information; (ii) projected expenses of the AQE Core ETF and comparative expense information for other ETFs with strategies similar to the AQE Core ETF prepared by an independent third party; (iii) the anticipated effect of size on the AQE Core ETF’s performance and expenses; and (iv) benefits anticipated to be realized by Arlington and Vident from their respective relationships with the AQE Core ETF.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

AQE CORE ETF

Supplemental Information - continued

The Board did not identify any particular information that was most relevant to its consideration to approve the AQE Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the AQE Advisory Agreements, the Trustees considered numerous factors, including:

1.The nature, extent, and quality of the services to be provided by Arlington and Vident

In this regard, the Board considered the responsibilities of Arlington and Vident under the AQE Advisory Agreements. The Board reviewed the services to be provided by Arlington and Vident to the AQE Core ETF, including, without limitation, the processes of Arlington and Vident for assuring compliance with the AQE Core ETF’s investment objectives and limitations; Vident’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Arlington and Vident for the AQE Core ETF among the service providers; and the anticipated efforts of Arlington to promote the AQE Core ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of Arlington and Vident; the education and experience of Arlington’s and Vident’s personnel; and information provided regarding Arlington’s and Vident’s compliance programs, policies and procedures. After reviewing the foregoing and further information from Arlington and Vident, the Board concluded that the nature, extent, and quality of the services to be provided by Arlington and Vident were satisfactory and adequate for the AQE Core ETF.

2.The investment performance of Arlington and Vident

The Board noted that the AQE Core ETF had not yet commenced operations. The Trustees considered Arlington’s experience and investment performance in managing client assets, including private funds, with investment strategies substantially similar to the AQE Core ETF, and Vident’s experience in trade execution and capital markets for ETFs and Vident’s client assets.

3.The costs of services to be provided and profits to be realized by Arlington and Vident from the relationship with the AQE Core ETF

In this regard, the Board considered the financial condition of Arlington and Vident, and Arlington’s level of commitment to the AQE Core ETF. The Board also considered the projected assets and proposed expenses of the AQE Core ETF, including the nature and frequency of advisory payments. The Trustees noted

FINANCIAL STATEMENTS | DECEMBER 31, 2025

AQE CORE ETF

Supplemental Information - continued

the information on projected profitability provided by Arlington and Vident. The Trustees considered the unitary fee structure proposed by Arlington. The Board compared the proposed unitary fee of AQE Core ETF to the advisory fees and net expense ratios of ETFs in a custom category selected by Broadridge from its Morningstar Large Blend category (its “Category”), and a peer group selected by Broadridge from its AQE Category, consisting of 13 ETFs (its “Peer Group”). The Trustees noted that AQE Core ETF’s proposed unitary fee was higher than the median gross and net advisory fees of its Peer Group and the median gross advisory fee of its Category, but that AQE Core ETF’s net advisory fee was equal to the median net advisory fee of its Category.

The Board further noted that AQE Core ETF’s gross and net expense ratios were lower than the median gross and net expense ratios of its Category, and that AQE Core ETF’s gross and net expense ratios were equal to the median gross and net expense ratios of its Peer Group. The Trustees considered and acknowledged Arlington’s oversight of and interactions with Vident, and Arlington’s management of other client accounts with investment strategies similar to those of AQE Core ETF. The Trustees acknowledged Arlington’s views that the proposed advisory fees are appropriate and competitively priced and they are within the range of similar funds.

The Board noted that the fees to be paid to Vident under the AQE Sub-Advisory Agreement were competitive with sub-advisory fees paid by other clients of Vident. The Trustees also considered the split of the advisory fees paid to Arlington versus those paid to Vident and the respective services provided by each to the AQE Core ETF. The Board also considered the projected profitability in managing the AQE Core ETF. The Board regarded AQE Core ETF’s fees and expenses as within a range of what could have been negotiated at arm’s length in light of all of the facts and circumstances.

4.The extent to which economies of scale would be realized as the AQE Core ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the AQE Core ETF’s shareholders.

The Trustees considered that it was not anticipated that the AQE Core ETF would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the proposed unitary fee did not have break points in the structure. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases even at lower asset levels

FINANCIAL STATEMENTS | DECEMBER 31, 2025

AQE CORE ETF

Supplemental Information - continued

5.Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of Arlington’s and Vident’s advisory personnel assigned to the AQE Core ETF; the basis of decisions to buy or sell securities for the AQE Core ETF; and the substance and administration of the Code of Ethics and other relevant policies of Arlington and Vident. The Board noted that Vident will engage in trade execution on the AQE Core ETF’s behalf, and that Vident may receive soft dollars and commission recapture programs, at the discretion of Arlington. The Board also considered potential benefits for Arlington and Vident in managing the AQE Core ETF. Following further consideration and discussion, the Board concluded that the standards and practices of Arlington and Vident relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Arlington and Vident from managing the AQE Core ETF were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under each of the AQE Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances and they approved the renewal of the AQE Advisory Agreements.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes approval of investment advisory contract in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 9, 2026

* Print the name and title of each signing officer under his or her signature.